Equity-Accounted Investees - Singulex (Details) € in Thousands, $ in Millions			12 Months Ended
	May 17, 2016 USD ($)	May 17, 2016 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	May 16, 2016 USD ($)
Movement in the investments in equity-accounted investees
Balance			€ 226,905	€ 219,009
Share of profit / (losses)			(39,538)	(11,038)	€ (19,887)
Balance			€ 114,473	€ 226,905	219,009
Singulex, Inc.
Equity Accounted Investees
Acquisitions	$ 50	€ 44,107
Ownership interest (as a percent)	19.33%	19.33%	0.00%	19.33%
Pre-money valuation | $						$ 200
Movement in the investments in equity-accounted investees
Balance			€ 19,256	€ 29,322
Share of profit / (losses)				(10,975)
Share of other comprehensive income / translation differences			538	909
Losses for Impairment			€ (19,794)
Balance				€ 19,256	€ 29,322